Financial risk - Concentration by sector and industry (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Securities at amortized cost
Financial Risk
Loans, net	$ 631,123	$ 164,074
FVOCI
Financial Risk
Loans, net	193,488	231,348
Costs: | Securities at amortized cost
Financial Risk
Loans, net	631,123	164,074
Loans at amortized cost
Financial Risk
Loans, net	5,734,605	4,911,397
Loans at amortized cost | Costs:
Financial Risk
Loans, net	5,734,605	4,911,397
Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	805,274	639,264
Loan commitments and financial guarantee contracts | Costs:
Financial Risk
Loans, net	201,515	74,366
Loan commitments and financial guarantee contracts | Amount committed/guaranteed
Financial Risk
Loans, net	603,759	564,898
Customers' liabilities under acceptances | Costs: | FVOCI
Financial Risk
Loans, net	193,488	231,348
Financial institutions | Securities at amortized cost
Financial Risk
Loans, net	174,186	61,991
Financial institutions | FVOCI
Financial Risk
Loans, net	134,392	141,974
Financial institutions | Loans at amortized cost
Financial Risk
Loans, net	2,691,728	2,708,262
Financial institutions | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	421,949	270,716
Manufacturing | Securities at amortized cost
Financial Risk
Loans, net	180,088	66,053
Manufacturing | FVOCI
Financial Risk
Loans, net	44,586	45,654
Manufacturing | Loans at amortized cost
Financial Risk
Loans, net	1,122,325	760,985
Manufacturing | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	193,169	173,493
Oil and petroleum derived products | Securities at amortized cost
Financial Risk
Loans, net	74,954	20,911
Oil and petroleum derived products | FVOCI
Financial Risk
Loans, net	14,510	38,607
Oil and petroleum derived products | Loans at amortized cost
Financial Risk
Loans, net	1,091,264	586,030
Oil and petroleum derived products | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	62,208	98,189
Agricultural | Securities at amortized cost
Financial Risk
Loans, net	0	0
Agricultural | FVOCI
Financial Risk
Loans, net	0	0
Agricultural | Loans at amortized cost
Financial Risk
Loans, net	267,382	336,715
Agricultural | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	0	0
Services | Securities at amortized cost
Financial Risk
Loans, net	66,609	0
Services | FVOCI
Financial Risk
Loans, net	0	0
Services | Loans at amortized cost
Financial Risk
Loans, net	220,942	264,597
Services | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	55,612	63,086
Mining | Securities at amortized cost
Financial Risk
Loans, net	9,912	0
Mining | FVOCI
Financial Risk
Loans, net	0	0
Mining | Loans at amortized cost
Financial Risk
Loans, net	95,364	94,955
Mining | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	0	0
Sovereign | Securities at amortized cost
Financial Risk
Loans, net	51,586	15,119
Sovereign | FVOCI
Financial Risk
Loans, net	0	5,113
Sovereign | Loans at amortized cost
Financial Risk
Loans, net	23,610	35,415
Sovereign | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	0	0
Other | Securities at amortized cost
Financial Risk
Loans, net	73,788	0
Other | FVOCI
Financial Risk
Loans, net	0	0
Other | Loans at amortized cost
Financial Risk
Loans, net	221,990	124,438
Other | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	72,336	33,780
Private | Securities at amortized cost
Financial Risk
Loans, net	362,085	56,979
Private | FVOCI
Financial Risk
Loans, net	59,096	60,403
Private | Loans at amortized cost
Financial Risk
Loans, net	1,934,056	1,425,929
Private | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	336,181	276,249
State-owned | Securities at amortized cost
Financial Risk
Loans, net	43,266	29,985
State-owned | FVOCI
Financial Risk
Loans, net	0	23,858
State-owned | Loans at amortized cost
Financial Risk
Loans, net	1,085,211	741,791
State-owned | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	47,144	92,299
Private financial institutions | Securities at amortized cost
Financial Risk
Loans, net	127,690	33,715
Private financial institutions | FVOCI
Financial Risk
Loans, net	0	0
Private financial institutions | Loans at amortized cost
Financial Risk
Loans, net	2,123,881	2,231,742
Private financial institutions | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	140,289	65,434
State-owned financial institutions | Securities at amortized cost
Financial Risk
Loans, net	46,496	28,276
State-owned financial institutions | FVOCI
Financial Risk
Loans, net	134,392	141,974
State-owned financial institutions | Loans at amortized cost
Financial Risk
Loans, net	567,847	476,520
State-owned financial institutions | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	281,660	205,282
Sovereign | Securities at amortized cost
Financial Risk
Loans, net	51,586	15,119
Sovereign | FVOCI
Financial Risk
Loans, net	0	5,113
Sovereign | Loans at amortized cost
Financial Risk
Loans, net	23,610	35,415
Sovereign | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	$ 0	$ 0